Naming of Issuing Entity1(a)	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand2(a)			Assets That Were Repurchased or Replaced3(a)			Assets Pending Repurchase or Replacement (within cure period)4(a)			Demand in Dispute5(a)			Demand Withdrawn6(a)			Demand Rejected7(a)
			(#)	($)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)
Residential mortgages – Non-Prime
4697M (GNII)				9,223,832,902	100.00%	2	315,944	0.00%	2	315,944	0.00%
5055M (GNII)				9,869,299,960	100.00%	1	171,910	0.00%	1	171,910	0.00%
5095M (GNII)				169,911,284	100.00%	1	597,696	0.51%	1	597,696	0.51%
5141M (GNII)				529,368,235	100.00%	1	113,392	0.02%	1	113,392	0.02%
5259M (GNII)				7,250,508,737	100.00%	1	223,932	0.00%	1	223,932	0.00%
5301M (GNII)				227,059,474	100.00%	1	110,539	0.05%	1	110,539	0.05%
5305M (GNII)				5,470,162,527	100.00%	1	356,004	0.01%	1	356,004	0.01%
756997X (GNI)		Bank of America, National Association		8,223,984	100.00%	1	395,021	5.08%	1	395,021	5.08%
762854X (GNI)		Bank of America, National Association		2,529,153	100.00%	1	160,706	7.46%	1	160,706	7.46%
763388X (GNI)		Bank of America, National Association		15,613,997	100.00%	1	98,992	0.66%	1	98,992	0.66%
770460X (GNI)		Bank of America, National Association		29,281,665	100.00%	1	157,928	0.56%	1	157,928	0.56%
779688X (GNI)		Bank of America, National Association		24,501,244	100.00%	1	71,347	0.29%	1	71,347	0.29%
82672M (GNII)				47,437,361	100.00%	1	253,282	0.59%	1	253,282	0.59%
82915M (GNII)				37,504,661	100.00%	1	255,825	0.70%	1	255,825	0.70%

Residential mortgages – Non-Prime Subtotal*						15			15
Residential mortgages – Non-Prime Subtotal*				32,905,235,184			3,282,518			3,282,518

Issuing Entities with No Demands for Repurchase or Replacement9(a)
Residential mortgages – Non-Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2001-A			1,966	648,634,021	100.00%

Naming of Issuing Entity	Check if Registered	Name of Originator1(b)	Total Assets in ABS by Originator			Assets That Were Subject of Demand2(b)			Assets That Were Repurchased or Replaced3(b)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute4(b)			Demand Withdrawn5(b)			Demand Rejected6(b)
			#	$	% of principal balance	#	$7(b)	% of principal balance	#	$7(b)	% of principal balance	#	$7(b)	% of principal balance	#	$7(b)	% of principal balance	#	$7(b)	% of principal balance	#	$7(b)	% of principal balance
Commercial Mortgages
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C3 0001209655	X	Bank of America, N.A. (as successor by merger to LaSalle Bank National Association)	28	134,098,985	26.27%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C3 0001209655	X	CIBC Inc.	26	163,418,304	32.02%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	0	0.00%	0	0	0.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C3 0001209655	X	JPMorgan Chase Bank	33	212,887,335	41.71%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Total*			87			0			0			0			0			1			0
Total*				510,404,624			0			0			0			0			0			0
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001395290	X	Bank of America, N.A.	54	785,978,888	24.20%		0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001395290	X	Barclays Capital Real Estate Inc.	41	628,714,359	17.30%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001395290	X	General Electric Capital Corporation	68	651,523,030	19.26%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001395290	X	German American Capital Corporation	34	1,070,525,957	39.24%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	26,008,128	2.43%	0	0	0.00%	0	0	0.00%
Total*			197			0			0			0			1			0			0
Total*				3,136,742,234			0			0			0			26,008,128			0			0
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-MF5		Bank of America, N.A. (as successor by merger to LaSalle Bank National Association)	390	433,952,268	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	1,868,400	0.43%	0	0	0.00%	0	0	0.00%

Commercial Mortgages Subtotal*			674			0			0			0			2			1			0
Commercial Mortgages Subtotal*				4,081,099,126			0			0			0			27,876,528			0			0

Issuing Entities with No Demands for Repurchase or Replacement8(b)
Commercial Mortgages
Mortgage Capital Funding, Inc. Multifamily/Commercial Mortgage Pass-Through Certificates, Series 1997-MC2 0001084389	X		181	870,577,308	100.00%
Salomon Brothers Mortgage Securities VII Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-C3 0001129365	X		180	914,661,077	100.00%
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-C1 0001162495	X		182	1,308,278,749	100.00%
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-C3 0001157687	X		125	818,834,232	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2001-J2A			10	1,513,530,209	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2001-C1 0001162603	X		169	1,070,655,186	100.00%
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-C1 0001168012	X		106	728,324,749	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C1 0001179904	X		129	816,653,043	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-2A 0001179031	X		111	971,784,866	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-3A 0001205512	X		131	1,170,328,293	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C2 0001209192	X		108	1,051,299,670	100.00%
Wachovia Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-C4 0001226640	X		140	891,768,542	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-C1 0001225490	X		134	1,188,882,072	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-LB1A			92	846,037,523	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-CB6 0001256074	X		127	1,062,618,673	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-C2 0001255859	X		138	1,205,594,757	100.00%
GFCM LLC Commercial Mortgage Pass-Through Certificates, Series 2003-1			171	822,649,230	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-LN1 0001264059	X		185	1,256,612,951	100.00%
Wachovia Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-C9 0001274041	X		118	1,149,211,702	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C1 0001275438	X		133	1,292,461,232	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A			90	963,760,943	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C2 0001285906	X		119	1,403,257,105	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C2 0001289357	X		131	1,062,969,393	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A			94	1,335,412,291	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C3 0001296557	X		127	1,411,464,545	100.00%
Bear Stearnes Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BBA3			21	1,512,635,694	100.00%
Goldman Sachs Mortgage Securities Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-GG2 0001298616	X		141	2,604,402,709	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LN2 0001299481	X		175	1,245,882,090	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB4A			118	1,222,098,168	100.00%
Credit Suisse First Boston Mortgage Securities Corp. Commercial Mortgage Pass-Through Certificates, Series 2004-C5 0001310785	X		228	1,866,945,075	100.00%
Bear Stearnes Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BA5A			12	1,032,962,934	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C1 0001316139	X		127	1,674,199,531	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1 0001318660	X		233	2,878,562,770	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LP5			137	1,788,020,829	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C2 0001325824	X		142	1,864,137,978	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2 0001328517	X		295	2,979,460,416	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3 0001335783	X		232	2,022,707,618	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C3 0001335517	X		132	2,116,111,260	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP4 0001338782	X		184	2,677,074,879	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-HQ7 0001344184	X		278	1,956,613,790	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C4 0001344873	X		166	2,398,035,329	100.00%
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-MF1			337	387,348,325	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP5 0001345812	X		188	4,327,019,789	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C1 0001354504	X		145	1,608,803,749	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8 0001354744	X		268	2,731,231,539	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-LDP6 0001354045	X		163	2,142,076,308	100.00%
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-MF2			490	497,251,525	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C7			156	2,447,292,353	100.00%
Bear Stearnes Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-BBA7			5	700,000,000	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-LDP7 0001363143	X		269	3,939,892,163	100.00%
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-MF3			438	493,443,643	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-HQ9 0001369353	X		212	2,583,737,911	100.00%
Credit Suisse First Boston Mortgage Securities Corp. Commercial Mortgage Pass-Through Certificates, Series 2006-C4 0001374479	X		360	4,273,091,980	100.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C5 0001378234	X		207	2,238,772,704	100.00%
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-MF4			375	450,901,171	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C8			173	3,775,704,022	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-IQ12 0001383025	X		269	2,730,307,543	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-HQ11 0001388783	X		171	2,417,646,590	100.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series4 0001390801	X		380	6,640,315,296	100.00%
Bear Stearnes Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-BBA8			16	1,762,390,001	100.00%
Goldman Sachs Mortgage Securities Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-EOP			1	6,867,198,760	100.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X		318	4,756,049,422	100.00%
Wells Fargo Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2010-C1			37	735,870,812	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C2			52	1,213,951,721	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C3 0001528503	X		63	1,491,988,767	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2012-C4 0001541451	X		38	1,098,695,601	100.00%

Naming of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Residential mortgages – Manufactured housing
BankAmerica Manufactured Housing Contract Trust 1995-BA1 - 0001102113	x	Bank of America, N.A. (BANA)		125,209,123
BankAmerica Manufactured Housing Contract Trust 1996-1 - 0001102113	x	Bank of America, N.A. (BANA)		245,785,417
BankAmerica Manufactured Housing Contract Trust 1997-1 - 0001102113	x	Bank of America, N.A. (BANA)		261,995,275
BankAmerica Manufactured Housing Contract Trust 1997-2 - 0001102113	x	Bank of America, N.A. (BANA)		499,999,894
BankAmerica Manufactured Housing Contract Trust 1998-1 - 0001102113	x	Bank of America, N.A. (BANA)		895,440,093
BankAmerica Manufactured Housing Contract Trust 1998-2 - 0001102113	x	Bank of America, N.A. (BANA)		685,982,618

Totals*			674			15			15			0			2			1			0
Totals*				36,986,334,310			3,282,518			3,282,518			0			27,876,528			0			0

Bank of America, N.A.

Residential Mortgages

Endnotes

1(a) Ginnie Mae I MBS and Ginnie Mae II MBS listed in the table above are denoted by (GNI) and (GNII), respectively.  This report only covers repurchase activity reported by the securitizer to Ginnie Mae for Ginnie Mae MBS pools with defective mortgage assets as described in Section 14-8(D) of the Ginnie Mae MBS Guide during the reporting period covered by this Form ABS-15G.

For Ginnie Mae I MBS, information regarding the number of assets at issuance could not be obtained without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.  For Ginnie Mae II MBS, information regarding the number of assets and the identity of the originators at issuance could not be obtained without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the securitizer’s records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).

In addition, while the securitizer requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

3(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

8(a) Except for Ginnie Mae MBS listed in the table above, an outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

An outstanding principal balance shown in this column and used to calculate the corresponding “% of principal balance” column for any Ginnie Mae MBS is determined in accordance with the reporting methodology prescribed by the Ginnie Mae MBS Guide.

9(a)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

Commercial Mortgages

1(b)The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2(b) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the securitizer’s records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).

In addition, while the securitizer requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

3(b) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4(b)Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(b)Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(b)Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

7(b)An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased, or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any asset no longer part of the pool assets at the end of the reporting period, as zero.

8(b)Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.